Venezuelan Operations	12 Months Ended
Dec. 31, 2014
Venezuelan Operations [Abstract]
Venezuelan Operations
Venezuelan operations

The Company conducts business in Venezuela where currency restrictions exist, limiting the Company’s ability to immediately access cash through repatriations at the government’s official exchange rate. The Company’s access to these funds remains available for use within this jurisdiction and is not restricted. The official exchange rate is established by the Central Bank of Venezuela and the Venezuelan Ministry of Finance and the acquisition of foreign currency at the official exchange rate by Venezuelan companies to pay foreign debt or dividends is subject to a registration and approval process by the relevant Venezuelan authorities. Since these restrictions are in place, the Company has not been able to access the official exchange rate to pay royalties nor dividends.

Revenues and operating income of the Venezuelan operations were $187,588 and $(74,962), respectively, for fiscal year 2014; $415,932 and $43,939, respectively, for fiscal year 2013; and $349,570 and $45,164, respectively, for fiscal year 2012.

On February 8, 2013, the Venezuelan government announced the devaluation of its currency, from the preexisting official exchange rate of 4.30 Venezuelan Bolívares Fuertes (VEF) per US dollar to 6.30 VEF per US dollar. The previously available regulated foreign currency exchange system (SITME) with an executed rate of 5.30 VEF per US dollar used by the Company to remeasure transactions and balances denominated in local currency was eliminated. In addition, in March 2013, the Venezuelan government announced the creation of a new alternative currency exchange system called SICAD (Supplementary System for the Administration of Foreign Currency), an auction mechanism applicable only to certain imported products. As a result of these announcements the Company concluded that the new official exchange rate of 6.30 VEF per US dollar was the rate applicable for remeasurement purposes as from February 8, 2013. During fiscal year 2013, the Company recognized a foreign currency exchange loss of $15,379 as a result of the exchange rate change.

At December 31, 2013, the Company had participated in only two auctions for a total amount of $1,500, which were executed after year-end. Based on certain factors, including the limited number of SICAD auctions, the Company’s limited access to the SICAD exchange, the restrictions placed on eligible participants and transactions, the amount of US dollars available for purchase through the auctions process, and the historical lack of official information about the resulting SICAD rate, the Company concluded that it would not be appropriate to use rates coming from the SICAD exchange system for financial reporting purposes at December 31, 2013. On January 23, 2014, effective on January 24, 2014, the government of Venezuela announced the creation of a new institution governing exchange rate control called the Foreign Trade Center (CENCOEX), in replacement of the Currency Administration Commission (CADIVI). Based on announcements made by the Venezuelan government, there would only be access to US dollars at a rate of 6.30 VEF per US dollar for the food and other industries deemed a priority. Imports of other products could be included in SICAD auctions depending on the related industry. On the other hand, Exchange Agreement Nº25 issued on January 23, 2014, established that payments related to foreign investments and royalties, among others, must be made at the SICAD exchange rate.
In February 2014, a new Exchange Regime Act was enacted to introduce flexibility into the exchange control system by creating the Alternative System for the Administration of Foreign Currency (Sistema Cambiario Alternativo de Divisas), or SICAD II. The Exchange Regime Act became effective as of February 19, 2014. SICAD II is regulated through Exchange Agreement Nº 27 of March 2014, and was expected to serve as an additional source for US dollars, albeit at a higher exchange rate than under SICAD, which as of December 31, 2014 was 49.99 VEF per US dollars. According to the new law, three trading systems exist: (i) a similar mechanism to the one administered by CADIVI, but administered by CENCOEX; (ii) SICAD; and (iii) SICAD II, where PDVSA (Petróleos de Venezuela), the Central Bank of Venezuela and private entities may participate in the acquisition and sale of foreign currency.
As a result of these announcements, the Company reassessed the exchange rate used for remeasurement purposes. Considering that SICAD would be the applicable exchange rate for dividend’s remittance, based on the advice of legal counsel, the Company concluded that the SICAD exchange rate, amounting to 11.80 VEF per US dollar as of March 1, 2014, was the rate applicable for remeasurement purposes as from that date. As a result of the exchange rate change, the Company recognized a foreign currency exchange loss of $19,697, including a related party receivable denominated in VEF, and a write down of certain inventories of $7,611 within “Other operating expenses, net”, due to the currency exchange rate change impact on their net recoverable value.
Based on the Company’s lack of access to the SICAD auction system and its ability to settle transactions at the SICAD II rate, the Company concluded that the SICAD II exchange rate, amounting to 49.98 VEF per US dollar as of June 1, 2014, was the rate applicable for remeasurement purposes as from that date. As a result of the exchange rate change to SICAD II, the Company recognized a foreign currency exchange loss of $38,963 including a related party receivable denominated in VEF, a write down of certain inventories of $9,937 due to the currency exchange rate change impact on their net recoverable value and an impairment of long-lived assets amounting to $45,186 within “Other operating expenses, net”.
During the fiscal year 2014, the Company has participated in 64 SICAD II auctions and successfully executed transactions amounting to VEF 113.6 million, pursuant to which it acquired $2,174. The Company recognized foreign currency exchange losses amounting to $1,358 for transactions carried out before the currency exchange rate change to SICAD II.

During fiscal years 2013 and 2012, the Company performed, through its subsidiaries in the Netherlands and USA, several transactions in promissory notes amounting to VEF 41.0 million and VEF 119.7 million, respectively, pursuant to which it acquired $1,955 and $13,189, respectively. As a result of these transactions, the Company recognized exchange losses amounting to $4,553 and $9,382 during fiscal years 2013 and 2012, respectively.

In addition to exchange controls, the Venezuelan market is subject to price controls which limits the Company’s ability, to increase prices to offset the impact of continuing high inflation on product, labor and other operating costs. The Venezuelan government issued a regulation establishing a maximum profit margin for companies and maximum prices for certain goods and services. Although these regulations caused a delay in the pricing plan, the Company was able to increase prices during fiscal year 2014.

The Company’s business in Venezuela, and the Company’s ability to repatriate its earnings, continue to be negatively affected by these difficult conditions and would be further negatively affected by additional devaluations or the imposition of additional or more stringent controls on foreign currency exchange, pricing, payments, profits or imports or other governmental actions or continued or increased labor unrest. The Company continues to closely monitor developments in this dynamic environment, to assess evolving business risks and actively manage its operations in Venezuela .